Financial and capital risk management (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of credit risk
The current credit policy sets forth credit limits for customers based on credit score analysis made by the Group’s credit management area. Such score is determined considering the qualitative and quantitative information related to each customer, resulting in a rating classification and a level of requirement of guarantees as follows:

			% Of guarantees required on sales
Credit rating	% Customers	Risk classification	Medium-sized farmers (i)	Other
AA & A	24%	Very small	80-90%	0%
B	49%	Medium	100%	30%
C & D	15%	High	100%	60%
Simplified	12%	Small farmers	N/A	N/A
(i)Medium-sized farmers ranging between 100 and 10,000 hectares in planted acreage that are typically not serviced directly by agricultural input suppliers.
Maximum exposure to credit risk as of June 30, 2024 and June 30, 2023:

	2024	2023

Trade receivables (current and non-current)	2,825,799	2,708,539
Advances to suppliers	246,653	192,119

	3,072,452	2,900,658

Disclosure of maturity analysis for non-derivative financial liabilities
The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	June 30, 2024
	Up to 1 year	From 1 to 5 years	Total

Trade payables	3,947,367	592	3,947,959
Lease liabilities	106,229	133,059	239,288
Borrowings	1,314,821	38,208	1,353,029
Obligations to FIAGRO quota holders	226,417	—	226,417
Agribusiness Receivables Certificates	1,013	446,730	447,743
Payables for the acquisition of subsidiaries	186,661	28,037	214,698
Commodity forward contracts	68,333	329	68,662
Derivative financial instruments	78,092	—	78,092
Salaries and social charges	181,826	—	181,826
Dividends payable	6,659	—	6,659
Warrant liabilities	22,421	—	22,421
Liability for FPA Shares	168,862	—	168,862

	6,308,701	646,955	6,955,656

	June 30, 2023
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,765,354	2,547	2,767,901
Lease liabilities	91,419	111,304	202,723
Borrowings	982,318	48,382	1,030,700
Obligations to FIAGRO quota holders	159,722	—	159,722
Payables for the acquisition of subsidiaries	224,689	55,242	279,931
Commodity forward contracts	210,040	—	210,040
Derivative financial instruments	44,639	—	44,639
Salaries and social charges	226,583	—	226,583
Dividends payable	1,642	—	1,642
Warrant liabilities	36,446	—	36,446
Liability for FPA Shares	—	139,133	139,133

	4,742,852	356,608	5,099,460

Disclosure of maturity analysis for derivative financial liabilities
The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	June 30, 2024
	Up to 1 year	From 1 to 5 years	Total

Trade payables	3,947,367	592	3,947,959
Lease liabilities	106,229	133,059	239,288
Borrowings	1,314,821	38,208	1,353,029
Obligations to FIAGRO quota holders	226,417	—	226,417
Agribusiness Receivables Certificates	1,013	446,730	447,743
Payables for the acquisition of subsidiaries	186,661	28,037	214,698
Commodity forward contracts	68,333	329	68,662
Derivative financial instruments	78,092	—	78,092
Salaries and social charges	181,826	—	181,826
Dividends payable	6,659	—	6,659
Warrant liabilities	22,421	—	22,421
Liability for FPA Shares	168,862	—	168,862

	6,308,701	646,955	6,955,656

	June 30, 2023
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,765,354	2,547	2,767,901
Lease liabilities	91,419	111,304	202,723
Borrowings	982,318	48,382	1,030,700
Obligations to FIAGRO quota holders	159,722	—	159,722
Payables for the acquisition of subsidiaries	224,689	55,242	279,931
Commodity forward contracts	210,040	—	210,040
Derivative financial instruments	44,639	—	44,639
Salaries and social charges	226,583	—	226,583
Dividends payable	1,642	—	1,642
Warrant liabilities	36,446	—	36,446
Liability for FPA Shares	—	139,133	139,133

	4,742,852	356,608	5,099,460

Disclosure of sensitivity analysis for interest rate risk
The following table sets forth the potential impacts on the statements of profit or loss:

	June 30, 2024
		Expense on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Floating rate borrowings in Brazil	CDI Rate (10.65%)	131,304	156,103	180,901
Floating rate borrowings in Colombia	IBR Rate (10.75%)	15,874	18,947	22,020
Floating rate Agribusiness Receivables Certificates	CDI Rate (10.65%)	57,610	68,409	79,207

		204,788	243,459	282,128

Disclosure of sensitivity analysis for types of market risk
The following table set forth the potential impacts on the statements of profit or loss:

	2024
		Effect on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Cash equivalents in U.S. Dollars	5.4481	(219)	2,477	5,174
Trade receivables in U.S. Dollars	5.4481	(6,578)	74,278	155,133
Trade payables in U.S. Dollars	5.4481	6,645	(75,043)	(156,731)
Borrowings in U.S. Dollars	5.4481	2,058	(23,237)	(48,532)

Net impacts on commercial operations		1,906	(21,525)	(44,956)

Derivative financial instruments	5.4481	(247)	2,791	5,829

Total impact, net of derivatives		1,659	(18,734)	(39,127)
As of June 30, 2024:

	Tons	Position	Current Risk	Average of contract prices	Current Market (R$/bag)	+25% current		+50% current

Position						Market	Impact	Market	Impact

Corn 2024	181,832	Purchased	4,357	45.94	1.44	1.80	1,089	2.16	2,178
Corn 2024	(175,022)	Sold	(6,782)	38.25	2.32	2.91	(1,695)	3.49	(3,391)
Corn 2025	24,462	Purchased	2,582	39.61	6.33	7.91	645	9.50	1,291
Corn 2025	(1,251)	Sold	(261)	41.13	12.50	15.63	(65)	18.76	(130)
Soybean 2025	358,732	Purchased	111,014	112.97	18.57	23.21	27,753	27.85	55,507
Soybean 2025	(135,457)	Sold	(40,958)	112.71	18.14	22.68	(10,239)	27.21	(20,479)
Net exposure on grain contracts	253,296	Net purchased	69,952				17,488		34,976

Soybean 2025	(200,347)	Sold on derivatives	(49,331)	128.57	143.35	179.18	(13,106)	215.02	(26,211)
Corn 2024	(5,231)	Sold on derivatives	1,891	59.94	59.58	74.48	473	89.37	945
Corn 2025	(24,462)	Sold on derivatives	8,843	59.94	59.58	74.48	2,211	89.37	4,422
Net exposure on derivatives	(230,040)		(38,597)				(10,422)		(20,844)

Net exposure (i)	23,256		31,355				7,066		14,132
(i)Exposure regarding the purchase contracts of the soybean 2025 for which sales agreement or derivatives were hired subsequently to June 30, 2024.

Disclosure of detailed information about hedging instruments	Trading derivatives are classified as current assets or liabilities.

	2024	2023

Options (put/call of commodities)	—	(513)
Forwards (R$/US$) (i)	(21,772)	8,837
Swap (R$/US$)	(5,568)	(11,922)

Derivative financial instruments, net	(27,340)	(3,598)
(i)The amount includes forward contracts and purchase and sale transactions.